Financial Instruments Designated at Fair Value Through Profit or Loss - Fair Value Of Financial Assets And Liabilities Designated At Fair Value Through Profit Or Loss And Their Changes In Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value	[1]	$ 22,421	$ 22,493
Change in Fair value	[1]	8,600	(906)
Cumulative change in FV	[1],[2]	$ 7,893	$ (707)

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	The cumulative change in fair value is measured from the instruments’ date of initial recognition.